Property, Plant, and Equipment	3 Months Ended
Sep. 30, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3 -FIXED ASSETS

Fixed assets as of September 30, 2011 (unaudited) and December 31, 2010 were as follows:

Estimated

Useful Lives            September 30,    December 31,

(Years)                        2011                  2010

Computer Equipment                                                         5                              $ 13,281                            $ 13,281

Machinery and Equipment                                                               5-7                               5,868                 5,868

Leasehold Improvement                                                   15                              20,980               20,980

Furniture and fixtures                                                         7                                 28,350               28,350

                                                                                                                                   68,479               68,479

Less: accumulated depreciation                                                                         (43,413)            (36,551)

Fixed assets, net                                                                                                   $ 25,066            $ 31,928

There was $6,862 and $6,861 charged to operations for depreciation expense for the nine months ended September 30, 2011 and 2010, respectively.